Condensed Consolidating Statement of Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended														12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net income	$ 141		$ 266	[1]	$ 71	[1]	$ 109	[1]	$ 79	[1]	$ 188	$ 8	$ (111)	$ 92	$ 525	$ 177	$ 181
Other comprehensive income (loss):
Net unrealized gains (losses) on securities not other-than-temporarily impaired	(217)								(185)						1,078	1,615	950
Net unrealized gains (losses) on other-than-temporarily impaired securities	26								21						78	(11)	126
Derivatives qualifying as hedges	(110)	[2]							(329)	[2]					(100)	1,085	122
Foreign currency translation and other adjustments	(104)								116						126	(135)	286
Total other comprehensive income (loss)	(405)								(377)						1,182	2,554	1,484
Total comprehensive income (loss)	(264)								(298)						1,707	2,731	1,665
Less: comprehensive income attributable to noncontrolling interests	11								47						227	152	209
Total comprehensive income (loss) available to Genworth Financial, Inc.'s common stockholders	(275)								(345)						1,480	2,579	1,456
Parent Guarantor
Condensed Financial Statements, Captions [Line Items]
Net income	103								46						325	38	38
Other comprehensive income (loss):
Net unrealized gains (losses) on securities not other-than-temporarily impaired	(221)								(179)						1,075	1,576	939
Net unrealized gains (losses) on other-than-temporarily impaired securities	26								21						78	(11)	126
Derivatives qualifying as hedges	(110)								(329)						(100)	1,085	122
Foreign currency translation and other adjustments	(73)								96						102	(109)	231
Total other comprehensive income (loss)	(378)								(391)						1,155	2,541	1,418
Total comprehensive income (loss)	(275)								(345)						1,480	2,579	1,456
Less: comprehensive income attributable to noncontrolling interests															0	0	0
Total comprehensive income (loss) available to Genworth Financial, Inc.'s common stockholders	(275)								(345)						1,480	2,579	1,456
Issuer
Condensed Financial Statements, Captions [Line Items]
Net income	72								63						394	549	658
Other comprehensive income (loss):
Net unrealized gains (losses) on securities not other-than-temporarily impaired	(227)								(184)						1,046	1,487	953
Net unrealized gains (losses) on other-than-temporarily impaired securities	26								21						78	(11)	123
Derivatives qualifying as hedges	(110)								(329)						(100)	1,085	122
Foreign currency translation and other adjustments	(55)								82						81	(162)	235
Total other comprehensive income (loss)	(366)								(410)						1,105	2,399	1,433
Total comprehensive income (loss)	(294)								(347)						1,499	2,948	2,091
Less: comprehensive income attributable to noncontrolling interests															0	0	0
Total comprehensive income (loss) available to Genworth Financial, Inc.'s common stockholders	(294)								(347)						1,499	2,948	2,091
All Other Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net income	191								144						734	418	354
Other comprehensive income (loss):
Net unrealized gains (losses) on securities not other-than-temporarily impaired	(227)								(185)						1,078	1,616	949
Net unrealized gains (losses) on other-than-temporarily impaired securities	26								22						78	(10)	125
Derivatives qualifying as hedges	(110)								(328)						(98)	1,080	114
Foreign currency translation and other adjustments	(104)								116						126	(134)	285
Total other comprehensive income (loss)	(405)								(375)						1,184	2,552	1,473
Total comprehensive income (loss)	(214)								(231)						1,918	2,970	1,827
Less: comprehensive income attributable to noncontrolling interests	11								47						227	152	209
Total comprehensive income (loss) available to Genworth Financial, Inc.'s common stockholders	(225)								(278)						1,691	2,818	1,618
Eliminations
Condensed Financial Statements, Captions [Line Items]
Net income	(225)								(174)						(928)	(828)	(869)
Other comprehensive income (loss):
Net unrealized gains (losses) on securities not other-than-temporarily impaired	448								363						(2,121)	(3,064)	(1,891)
Net unrealized gains (losses) on other-than-temporarily impaired securities	(52)								(43)						(156)	21	(248)
Derivatives qualifying as hedges	220								657						198	(2,165)	(236)
Foreign currency translation and other adjustments	128								(178)						(183)	270	(465)
Total other comprehensive income (loss)	744								799						(2,262)	(4,938)	(2,840)
Total comprehensive income (loss)	519								625						(3,190)	(5,766)	(3,709)
Less: comprehensive income attributable to noncontrolling interests															0	0	0
Total comprehensive income (loss) available to Genworth Financial, Inc.'s common stockholders	$ 519								$ 625						$ (3,190)	$ (5,766)	$ (3,709)

[1]	Effective January 1, 2013, the Government Guarantee Agreement and all obligations under it, including the requirement for the Canadian government guarantee fund and payment of exit fees, was terminated. As a result, in the fourth quarter of 2012, the accrued liability for exit fees was reversed resulting in a favorable adjustment of $186 million in expenses in the Canadian platform. This adjustment impacted net income available to Genworth Financial, Inc.'s common stockholders by $78 million, net of taxes, and net income attributable to noncontrolling interests by $58 million, net of taxes.
[2]	See note 5 for additional information.